TAXES	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
TAXES

NOTE 9 — TAXES

a.	Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Malaysia

Starbox Berhad, StarboxGB, StarboxSB, and StarboxPB are governed by the income tax laws of Malaysia. The income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations, and practices. Under the Income Tax Act of Malaysia, enterprises incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less, and gross income of not more than MYR50 million) is 17% for the first MYR600,000 (or approximately $150,000) taxable income for the fiscal years ended September 30, 2023 and 2022, with the remaining balance being taxed at the 24% rate. For the fiscal years ended September 30, 2023, 2022, and 2021, the tax savings as the result of the favorable tax rates and tax exemption amounted to $1,460, $nil and $10,183, respectively, and per share effect of the favorable tax rate and tax exemption was $0.00. For the fiscal years ended September 30, 2023 and 2022, the tax rate for each of the Company’s Malaysia subsidiaries was 24%, as a result the consolidated paid-in capital of the Company exceeded MYR2,500,000.

The components of the income tax provision were as follows:

	For the fiscal years ended September 30,
	2023	2022	2021
Current income tax provision
Cayman Island	$-	$-	$-
Malaysia	1,276,701	1,407,449	724,508
Subtotal	1,276,701	1,407,449	724,508

Deferred income tax provision (benefit)
Cayman Island	-	-	-
Malaysia	857,381	-	(32,103)
Total income tax provision	$2,134,082	$1,407,449	$692,405

Reconciliation of the differences between the income tax provision computed based on Malaysia unified statutory income tax rate and the Company’s actual income tax provision for the fiscal years ended September 30, 2023, 2022, and 2021, respectively, were as follows:

	For the fiscal years ended September 30,
	2023	2022	2021
Income tax provision computed based on Malaysia unified income tax statutory rate	$1,761,266	$1,410,066	$566,514
Effect of tax exemption due to reduced income tax rate for small and medium sized companies	(1,460)	-	(10,183)
Permanent difference	374,276	401,286	37,329
Change in valuation allowance	-	(403,903)	98,745
Actual income tax provision	$2,134,082	$1,407,449	$692,405

Deferred tax assets

The Company’s deferred tax assets were comprised of the following:

	As of September 30, 2023	As of September 30, 2022

Deferred tax assets derived from net operating loss carry forwards	$229,233	$35,174
Less: valuation allowance	(35,174)	(35,174)
Deferred tax assets	$194,059	$-

Movement of valuation allowance:

	As of September 30, 2023	As of September 30, 2022

Balance at beginning of the period	$35,174	$137,932
Current period change	-	(102,758)
Balance at end of the period	$35,174	$35,174

The Company periodically evaluates the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. The Company has four subsidiaries in Malaysia, namely Starbox Berhad, StarboxGB, StarboxSB, and StarboxPB. Other than StarboxSB and StarboxGB, which have generated taxable income through providing advertising services to customers, Starbox Berhad and StarboxPB have reported recurring operating losses since their inception. Management concluded that the chances for these three entities that suffered recurring losses in prior periods to become profitable in the foreseeable near future and to utilize their net operating loss carry forwards were remote. Accordingly, the Company provided valuation allowance of $35,174, $35,174, and $137,932 for the deferred tax assets of these subsidiaries for the fiscal years ended September 30, 2023, 2022, and 2021, respectively. For the fiscal years ended September 30, 2023, 2022, and 2021, the change in valuation allowance amounted to $nil, $(102,758), and $96,983, respectively.

Deferred tax liability

The Company’s deferred tax liability was comprised of the following:

	As of September 30, 2023	As of September 30, 2022

Difference between tax and book basis of depreciation and amortization expense	$966,978	$-
Intangible assets acquired through the acquisition of One Eighty Ltd.	5,640,000	-
Less: deferred tax assets	(194,059)	-
Deferred tax liability, net	$6,412,919	$-

b.	Taxes Payable

As of September 30, 2023 and 2022, taxes payable consisted of the following:

	As of September 30, 2023	As of September 30, 2022
Income tax payable	$326,389	$1,188,274
Service tax payable	495,156	215,854
Less: Tax prepaid	(482,195)	-
Total	$339,350	$1,404,128